Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Future Minimum Lease Payments Under Non-cancelable Operating Leases

Future minimum lease payments under non-cancelable operating leases as of December 31, 2019, as defined under the previous lease accounting guidance of ASC Topic 840, were as follows:

Amounts
(In thousands)
2020	$7,525
2021	5,786
2022	2,701
2023	1,584
2024	1,025
Thereafter	—

Total	$18,621

Estimated future lease payments under all noncancelable operating leases with terms in excess of one year as of December 31, 2019 are as follows:

Amounts
(In thousands)

2020	$7,525
2021	5,786
2022	2,701
2023	1,584
2024	1,025
Thereafter	—

Total	$18,621

Summary of Components of Lease Expenses

The table below summarizes the components of lease expenses:

	Three Months Ended September 30, 2020	Nine months ended September 30, 2020
		(In thousands)
Operating lease expense	$2,739	$6,932
Variable lease expense	2,226	4,657

Total lease expense	$4,965	$11,589

Schedule of Future Undiscounted Cash Flows Related To Operating Lease Payments

Amounts of future undiscounted cash flows related to operating lease payments over the lease term included in the measurement of lease liabilities as of September 30, 2020 are as follows:

Amounts
(In thousands)
2020 (remaining three months)	$2,310
2021	9,072
2022	6,372
2023	5,172
2024	3,999
Thereafter	1,987

Total future lease payments	$28,912
Less: Imputed interest	(2,133)

Present value of operating lease liabilities	$26,779
Current portion of operating lease liabilities (1)	$8,883
Long-term operating lease liabilities (1)	$17,896

(1)

The current portion and long-term portion of operating lease liabilities are included in “other liabilities and accrued expenses” and “other liabilities, noncurrent”, respectively, on our condensed combined consolidated balance sheets.